CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)
Balances at Dec. 31, 2011	$ 12,447,832	$ 52,735,535	$ 3,769,734
Balances (in shares) at Dec. 31, 2011	2,716,805
Increase (Decrease) in Stockholders' Equity
Common stock issued including tax benefit, net (including stock grants of 7,475, 5,615 and 6,955 shares and employee gifts of 74, 49 and 34 shares for the year 2014, 2013 and 2012 respectively)	1,026
Common stock issued (in shares)	5,634
Stock compensation expense	92,683
Common stock purchased	(12,553)	(43,996)
Common stock purchased and retired (in shares)	(2,745)
Other Comprehensive Income (Loss)			513,513
Net income		7,007,562
Dividends declared - $1.00, $0.96 and $0.92 per share for the year 2014, 2013 and 2012		(2,502,676)
Balances at Dec. 31, 2012	12,528,988	57,196,425	4,283,247
Balances (in shares) at Dec. 31, 2012	2,719,694
Increase (Decrease) in Stockholders' Equity
Common stock issued including tax benefit, net (including stock grants of 7,475, 5,615 and 6,955 shares and employee gifts of 74, 49 and 34 shares for the year 2014, 2013 and 2012 respectively)	462
Common stock issued (in shares)	6,758
Stock compensation expense	82,115
Common stock purchased	(41,586)	(176,619)
Common stock purchased and retired (in shares)	(9,018)
Other Comprehensive Income (Loss)			(9,409,430)
Net income		5,821,874
Dividends declared - $1.00, $0.96 and $0.92 per share for the year 2014, 2013 and 2012		(2,612,978)
Balances at Dec. 31, 2013	12,569,979	60,228,702	(5,126,183)
Balances (in shares) at Dec. 31, 2013	2,717,434
Increase (Decrease) in Stockholders' Equity
Common stock issued including tax benefit, net (including stock grants of 7,475, 5,615 and 6,955 shares and employee gifts of 74, 49 and 34 shares for the year 2014, 2013 and 2012 respectively)	1,971
Common stock issued (in shares)	7,159
Stock compensation expense	111,031
Common stock purchased	(20,661)	(90,186)
Common stock purchased and retired (in shares)	(4,495)
Other Comprehensive Income (Loss)			5,917,187
Net income		7,070,718
Dividends declared - $1.00, $0.96 and $0.92 per share for the year 2014, 2013 and 2012		(2,720,799)
Balances at Dec. 31, 2014	12,662,320	64,488,435	791,004
Balances (in shares) at Dec. 31, 2014	2,720,098
Increase (Decrease) in Stockholders' Equity
Common stock purchased		(7,000)
Net income		1,515,000
Dividends declared - $1.00, $0.96 and $0.92 per share for the year 2014, 2013 and 2012		(709,000)
Balances at Mar. 31, 2015		$ 65,288,000	$ 1,728,000